Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost		£ 64	£ 65	£ 77
Past service cost	£ 8	8
Curtailments		(11)		(2)
Administration expenses		6	10	6
Total operating expense		67	75	81
Interest on plan assets		(87)	(89)	(110)
Interest on plan liabilities		76	86	99
Net finance (income)/expense		(11)	(3)	(11)
Net income statement charge		56	72	70
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost		7	8	8
Past service cost		8
Administration expenses		6	9	6
Total operating expense		21	17	14
Interest on plan assets		(82)	(84)	(104)
Interest on plan liabilities		68	77	89
Net finance (income)/expense		(14)	(7)	(15)
Net income statement charge		7	10	(1)
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost		2	1	2
Administration expenses			1
Total operating expense		2	2	2
Interest on plan assets		(5)	(5)	(6)
Interest on plan liabilities		6	7	7
Net finance (income)/expense		1	2	1
Net income statement charge		3	4	3
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost		9	9	10
Past service cost		8
Administration expenses		6	10	6
Total operating expense		23	19	16
Interest on plan assets		(87)	(89)	(110)
Interest on plan liabilities		74	84	96
Net finance (income)/expense		(13)	(5)	(14)
Net income statement charge		10	14	2
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost		56	57	67
Total operating expense		56	57	67
Net income statement charge		56	57	67
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost		(1)	(1)
Curtailments		(11)		(2)
Total operating expense		(12)	(1)	(2)
Interest on plan liabilities		2	2	3
Net finance (income)/expense		2	2	3
Net income statement charge		£ (10)	£ 1	£ 1